UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:  __________
     This Amendment (Check only one.):     [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          InterOcean Capital, LLC
Address:       221 N. LaSalle Street, Suite 900
               Chicago, IL  60601

Form 13F File Number:  028-14729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey S. Camp
Title:    Chief Financial Officer
Phone:    312.648.1720

Signature, Place, and Date of Signing:

/s/Jeffrey S. Camp                Chicago, IL                November 13, 2012


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $144,396

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA 100 S COM              084990175      265      200 SH       Sole                      200
ABBOTT LABORATORIES            COM              002824100     3222    46991 SH       Sole                    18181             28810
APPLE INC                      COM              037833100      632      948 SH       Sole                      898                50
BANK OF AMERICA CORP           COM              060505104      125    14100 SH       Sole                    14100
BERKSHIRE HATHAWAY B NEW CLASS COM              084670702     8270    93768 SH       Sole                    59151             34617
BHP BILLITON LTD ADR F SPONSOR COM              088606108     2491    36310 SH       Sole                    20310             16000
BOEING CO                      COM              097023105     1480    21260 SH       Sole                    20810               450
CATERPILLAR INC                COM              149123101     1223    14210 SH       Sole                    13010              1200
CHEVRON CORPORATION            COM              166764100     1331    11420 SH       Sole                     9820              1600
CISCO SYSTEMS INC              COM              17275r102     6294   329622 SH       Sole                   247823             81799
COCA COLA COMPANY              COM              191216100     1313    34608 SH       Sole                    34508               100
COCA COLA ENT NEW              COM              19122t109      238     7620 SH       Sole                     7620
CONOCOPHILLIPS                 COM              20825c104     3955    69162 SH       Sole                    40612             28550
DISNEY WALT CO                 COM              254687106     3891    74425 SH       Sole                    42525             31900
DU PONT E I DE NEMOUR&CO       COM              263534109     3329    66225 SH       Sole                    35998             30227
EXELON CORPORATION             COM              30161n101     5184   145687 SH       Sole                    96398             49289
EXXON MOBIL CORPORATION        COM              30231g102     6988    76418 SH       Sole                    48630             27788
FEDEX CORPORATION              COM              31428x106     4651    54959 SH       Sole                    34818             20141
GENERAL DYNAMICS CORP          COM              369550108     2132    32244 SH       Sole                    18347             13897
GENERAL ELECTRIC COMPANY       COM              369604103      454    19980 SH       Sole                    10280              9700
GENERAL MILLS INC              COM              370334104     3567    89509 SH       Sole                    39779             49730
GOLDMAN SACHS GROUP INC        COM              38141g104     3145    27669 SH       Sole                    15394             12275
GOOGLE INC CLASS A             COM              38259p508     3653     4842 SH       Sole                     1142              3700
HERSHEY COMPANY                COM              427866108      562     7930 SH       Sole                     7930
HEWLETT-PACKARD COMPANY        COM              428236103     1467    85986 SH       Sole                    52756             33230
INTEL CORP                     COM              458140100     4934   217789 SH       Sole                   153184             64605
ISHARES MSCI EMRG MKT FD EMERG COM              464287234      607    14700 SH       Sole                    14700
ISHARES MSCI SINGAPORE SINGAPO COM              464286673      144    10709 SH       Sole                    10709
ISHARES TR BARCLAYS TIPS BOND  COM              464287176      304     2500 SH       Sole                     2500
ISHARES TR S&P 100 INDEX S & P COM              464287101      960    14444 SH       Sole                    12944              1500
ISHARES TRUST IBOXX $ HIGH YIE COM              464288513      234     2534 SH       Sole                     2534
ISHARES TRUST RUSSELL 2000 IND COM              464287655      209     2500 SH       Sole                     2500
JOHNSON & JOHNSON              COM              478160104     5672    82317 SH       Sole                    50583             31734
JPMORGAN CHASE & CO            COM              46625h100     3851    95133 SH       Sole                    57923             37210
KRAFT FOODS INC CL A N/C EFF 1 COM              50075N104     2023    48920 SH       Sole                     9320             39600
MICROSOFT CORP                 COM              594918104     6589   221395 SH       Sole                   140865             80530
NEWMONT MINING CORP            COM              651639106      231     4120 SH       Sole                     1720              2400
ORACLE CORPORATION             COM              68389X105     1145    36410 SH       Sole                    35900               510
PEPSICO INCORPORATED           COM              713448108     5511    77879 SH       Sole                    43005             34874
PHILLIPS 66                    COM              718546104     1520    32780 SH       Sole                    18505             14275
PROCTER & GAMBLE               COM              742718109     6882    99218 SH       Sole                    57348             41870
PROSHS ULTRASHORT EURO         COM              74347W882      709    35230 SH       Sole                    30590              4640
PROSHS ULTRASHORT NEW YEN      COM              74347W569      831    20100 SH       Sole                    18100              2000
QUALCOMM INC                   COM              747525103      435     6965 SH       Sole                     6965
RYDEX ETF TRUST CANADIAN DOLLA COM              23129X105     1466    14500 SH       Sole                    13100              1400
S P D R S&P 500 ETF TR EXPIRIN COM              78462F103     3961    27512 SH       Sole                    26472              1040
SECTOR SPDR ENGY SELECT SHARES COM              81369Y506      363     4940 SH       Sole                     4940
SECTOR SPDR TECH SELECT SHARES COM              81369y803     1052    34117 SH       Sole                    34117
SPDR GOLD TRUST SPDR GOLD SHAR COM              78463v107     1918    11158 SH       Sole                     2986              8172
SPDR S&P DIVIDEND ETF          COM              78464A763      944    16240 SH       Sole                    16240
TARGET CORPORATION             COM              87612e106     2737    43120 SH       Sole                    20410             22710
THE SOUTHERN COMPANY           COM              842587107     5075   110100 SH       Sole                    64140             45960
TIME WARNER INC NEW            COM              887317303     3055    67384 SH       Sole                    39384             28000
VANGUARD MSCI EMERGING MARKETS COM              922042858      743    17810 SH       Sole                    16600              1210
VANGUARD TOTAL STOCK MKT       COM              922908769     7674   104194 SH       Sole                   104194
WAL-MART STORES INC            COM              931142103     2755    37324 SH       Sole                    35524              1800